Loans and Borrowings - Additional Information (Detail) ₺ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 11, 2024 TRY (₺)	Oct. 10, 2024 TRY (₺)	Dec. 01, 2023 TRY (₺)	Dec. 31, 2024 TRY (₺)	Nov. 30, 2024 TRY (₺)	Dec. 31, 2024 TRY (₺) item	Dec. 31, 2024 TRY (₺)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Nov. 21, 2024 TRY (₺)	Jun. 28, 2024 TRY (₺)	Dec. 21, 2023 TRY (₺)
Loans and borrowings
Debt securities issuance limit											₺ 8,000,000
Issuance of debt securities		₺ 1,870,000
Redemption of bonds							₺ 15,280,501	₺ 7,636,411	₺ 5,146,248
Turkcell Superonline
Loans and borrowings
Sukuk issuance limit												₺ 3,000,000
Number of lease certificates issued | item						2
Issuance of sukuk				₺ 300,000	₺ 300,000
Turkcell Finansman
Loans and borrowings
Debt securities issuance limit			₺ 1,000,000
Redemption of bonds	₺ 160,300
Debt securities issuance period term			1 year
Turkcell Odeme
Loans and borrowings
Sukuk issuance limit										₺ 1,500,000
Issuance of sukuk				300,000
Sukuk outstanding credit limit				₺ 300,000		₺ 300,000	₺ 300,000